Equity (Details) - USD ($)	Jul. 14, 2021	Dec. 25, 2021	Nov. 22, 2021	Dec. 26, 2020
Stock Converted in Reverse Recapitalization	91,220,901
Cash Acquired Through Reverse Recapitalization	$ 479,602,000
Proceeds from Issuance of Private Placement	375,000,000
Payments Of Reverse Recapitalization Transaction Cost	36,140,000
Proceeds From Recapitalization Transaction	818,462,000
Reverse Recapitalization, Prepaid Expenses And Other Current Assets	132,000
Reverse Recapitalization, Accounts Payable And Other Accrued Liabilities	(81,000)
Reverse Recapitalization, Warrants And Rights Outstanding	(77,190,000)
Reverse Recapitalization, Net	$ 741,323,000
Common stock, shares outstanding	187,392,901	193,995,320		90,934,930
Stock Converted, Reverse Recapitalization	91,220,901
Sale of Stock, Price Per Share	$ 10.00
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50		$ 11.50
Recapitalization Exchange Ratio	$ 164.83
SPAC Sponsors and Public Shareholders [Domain]
Number of preferred shares issued	58,672,000
PIPE Investors [Domain]
Number of preferred shares issued	37,500,000
Public Shareholders
Number of preferred shares issued	50,000,000
Old Hillman Shareholders
Common stock, shares outstanding	553,439
SPAC Sponsors
Number of preferred shares issued	8,672,000
Public Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	16,666,628
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Private Placement Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	8,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50